Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2012
Other Income (Expenses), Net
22.	OTHER INCOME (EXPENSES), NET

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2012	2011	2010
(Loss) gain resulting from remeasurement of contingent liability	(1,906)	(1,760)	(1,630)
Gain (loss) on sale of investments	2,166	(6)	(2,589)
Gain on forgiveness of fines and penalties	2,777	47	—
Gain on accounts payable with expired legal term	4,057	5,390	5,523
Gain from bargain purchase	—	—	7,515
Loss on remeasurement of equity interest (refer to Note 3(d))	—	—	(2,044)
Loss on currency operations	(3,933)	(6,078)	(6,408)
Other taxes	—	(6,081)	(5,743)
Dividends received	25,981	28	1,036
Other income (expenses), net	1,090	1,458	(4,191)

Total other income (expenses), net	30,232	(7,002)	(8,531)

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

During the years ended December 31, 2012, 2011 and 2010, the Group received dividends from cost investments of $25,981, $28 and $1,036, respectively.